Business Combinations - Acquisition Related Costs and Measurement period adjustments (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 01, 2018 item	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Number of independent universities | item	2
Issuance costs				$ 148
Measurement period adjustment (reduction), of cash and cash equivalent		$ (500)
Capella Merger
Business Acquisition [Line Items]
Transaction costs			$ 20,100
Issuance costs				$ 100
Measurement period adjustment, (reduction) of other assets		(1,400)
Measurement period adjustment, (reduction) of deferred income taxes		(100)	3,800
Measurement period adjustment, (reduction) of current assets			(1,900)
Measurement period adjustment, increase of current liabilities			1,300
Measurement period adjustment, increase of long term liabilities			100
Increase (decrease) of goodwill		$ 1,800	$ (500)